Software technology development costs	6 Months Ended
Jun. 30, 2026
Research and Development [Abstract]
Software technology development costs

7.	Software technology development costs:

The Company develops software technology for our business. This software technology includes the continued development of the KIDOZ Safe Ad Network, the KIDOZ Kid-Mode Operating System, and the KIDOZ publisher SDK.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

7.	Software technology development costs: (Continued)

During the six month period ended June 30, 2026, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	Six Months ended June 30, 2026	Six Months ended June 30, 2025	Three Months ended June 30, 2026	Three Months ended June 30, 2025

Opening total software development costs	$21,458,933	$18,095,644	$22,392,136	$18,771,172

Software development during the period	1,828,895	1,491,680	895,692	816,153
Closing total Software development costs	$23,287,828	$19,587,325	$23,287,828	$19,587,325